Right-of-use asset (Tables)	12 Months Ended
Dec. 31, 2022
Disclosure of quantitative information about right-of-use assets [abstract]
Schedule of Right-of-use asset
$
Balance - December 31, 2020	-
Additions	179,755
Amortization	(8,300)
Effects of foreign exchange	(3,148)
Balance - December 31, 2021	168,307
Additions	98,648
Amortization	(114,907)
Effects of foreign exchange	3,148
Balance - December 31, 2022	155,196